John Hancock International Growth Fund Annual Fund Operating Expenses - Class 1 [Member] - John Hancock International Growth Fund - Class 1	Mar. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.94%